EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]	As of December 31, 2022, the table summarize the movements of the year and the total outstanding shares-based units as follow: